Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Operating Leased Assets [Line Items]
Agreement to settle, amount	$ 1.9
Additional litigation settlement expense	$ 0.2
Amount received from legal settlement		$ 28.0
Minimum
Operating Leased Assets [Line Items]
Operating lease, renewal term			3 years
Maximum
Operating Leased Assets [Line Items]
Operating lease, renewal term			20 years